October 1, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EntrepreneurShares Series Trust Post Effective Amendment No. 7 and Amendment No. 10 to Registration Statement on Form N-1A (File Nos. 333-168040 and 811-22436)

Ladies and Gentlemen:

On behalf of our client, EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), a Post-Effective Amendment No. 7 and, under the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A. This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series of the Trust: the Entrepreneur All Cap Fund.

Please contact the undersigned at (213) 992-0282 with any questions or comments. Thank you.

Respectfully,

/s/ Robert Johnson

Robert Johnson

Clearspire Law Co., PLLC	1747 Pennsylvania Avenue, NW	202 549 1200
Suite 200 | Washington, DC 20006	www.clearspire.com